Warrants to Purchase Common Stock (Details) - $ / shares		9 Months Ended	12 Months Ended
	Jan. 10, 2023	Mar. 31, 2023	Jun. 30, 2022	Dec. 22, 2022	Jun. 30, 2021	Dec. 31, 2020
Warrants to Purchase Common Stock (Details) [Line Items]
Purchase of common stock		12,247,334	10,650,002	29,067	10,535,002	3,247,840
Warrants term		5 years	5 years
Exercise price (in Dollars per share)		$ 3	$ 2
Warrants of shares issued	4,933	6,720
Warrants to purchase common stock , description			In connection with the Offering, the Company issued 360,000 warrants to purchase common stock to the Placement Agents. The warrants carry a term of 5 years and an exercise price of $2.00.
Warrant [Member]
Warrants to Purchase Common Stock (Details) [Line Items]
Warrants term		5 years
Exercise price (in Dollars per share)		$ 3